SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]		$ 155,093
Total	[1]	1,563,136
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Total			14,741
Total		64,133
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Total	[2]	600,000
Total	[3]	8,586
Related Party [Member]
Related Party Transaction [Line Items]
Total		600,000	169,834
Total		$ 1,627,269

[1]	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.
[2]	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 15 months.
[3]	Amount due to a director is non-trade in nature, unsecured and non-interest bearing.